Acquisition - Pro Forma Information (Details) - DeviceFidelity - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Pro forma information
Revenues	$ 1,005,439	$ 498,516	$ 2,670,142	$ 2,108,727
Net Loss	$ (3,164,487)	$ (3,792,774)	$ (16,443,673)	$ (15,144,439)
Basic and diluted net loss per common share	$ (0.17)	$ (0.61)	$ (1.43)	$ (3.54)
Weighted average shares - basic and diluted	18,754,072	6,248,042	11,477,666	4,279,890